Convertible Promissory Notes and Other Notes Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Notes to Financial Statements
Convertible Promissory Notes and Other Notes Payable

The following table summarizes our secured and unsecured convertible promissory notes and other notes payable at December 31, 2015 and March 31, 2015.

	December 31, 2015			March 31, 2015
	Principal	Accrued		Principal	Accrued
	Balance	Interest	Total	Balance	Interest	Total
Senior Secured 10% Convertible Promissory Notes issued to Platinum:
Total Senior notes issued between October 11, 2012 and July 23, 2013	$-	$-	$-	$3,522,600	$919,700	$4,442,300
less: current portion	-	-	-	(3,272,600)	(873,500)	(4,146,100)
Senior notes - non-current portion	$-	$-	$-	$250,000	$46,200	$296,200

10% Convertible Promissory Notes (Unit Notes)
2014 Unit Notes, including amended notes, due 3/31/15	$-	$-	$-	$4,066,900	$270,700	$4,337,600
Note discounts	-	-	-	(180,000)	-	(180,000)
Net convertible notes (all current at March 31, 2015)	$-	$-	$-	$3,886,900	$270,700	$4,157,600

Notes Payable to unrelated parties:
7.5% Notes payable to service providers for accounts payable converted to notes payable:
Burr, Pilger, Mayer	$-	$-	$-	$90,400	$13,100	$103,500
Desjardins	-	-	-	156,300	24,100	180,400
McCarthy Tetrault	-	-	-	319,700	46,000	365,700
August 2012 Morrison & Foerster Note A	-	-	-	918,200	193,200	1,111,400
August 2012 Morrison & Foerster Note B	-	-	-	1,379,400	333,100	1,712,500
University Health Network	-	-	-	549,500	101,800	651,300
	-	-	-	3,413,500	711,300	4,124,800
Note discount	-	-	-	(474,500)	-	(474,500)
	-	-	-	2,939,000	711,300	3,650,300
less: current portion (and discount at March 31, 2015)	-	-	-	(2,939,000)	(711,300)	(3,650,300)
non-current portion and discount	$-	$-	$-	$-	$-	$-

5.67% and 10.25% Notes payable to insurance premium financing company (current)	$-	$-	$-	$5,800	$-	$5,800

10% Notes payable to vendors for accounts payable converted to notes payable	$26,300	$7,000	$33,300	$378,300	$51,500	$429,800
less: current portion	(26,300)	(7,000)	(33,300)	(378,300)	(51,500)	(429,800)
non-current portion	$-	$-	$-	$-	$-	$-

7.0% Note payable (August 2012)	$58,800	$11,000	$69,800	$58,800	$7,900	$66,700
less: current portion	(29,500)	(11,000)	(40,500)	(23,200)	(7,900)	(31,100)
7.0% Notes payable - non-current portion	$29,300	$-	$29,300	$35,600	$-	$35,600

Total notes payable to unrelated parties	$85,100	$18,000	$103,100	$3,381,900	$770,700	$4,152,600
less: current portion (and discount at March 31, 2015)	(55,800)	(18,000)	(73,800)	(3,346,300)	(770,700)	(4,117,000)
Net non-current portion	$29,300	$-	$29,300	$35,600	$-	$35,600

Notes payable to related parties:
October 2012 7.5% Note to Cato Holding Co.	$-	$-	$-	$293,600	$55,900	$349,500
October 2012 7.5% Note to Cato Research Ltd.	-	-	-	1,009,000	204,800	1,213,800
	-	-	-	1,302,600	260,700	1,563,300
Note discount	-	-	-	(54,500)	-	(54,500)
Total notes payable to related parties	-	-	-	1,248,100	260,700	1,508,800
less: current portion	-	-	-	(1,248,100)	(260,700)	(1,508,800)
non-current portion and discount	$-	$-	$-	$-	$-	$-

Between March 31, 2015 and December 31, 2015, we have extinguished the outstanding balances of approximately $17.2 million of indebtedness, including all senior secured promissory notes, all except $85,100 principal of unsecured promissory notes, and a substantial portion of other indebtedness, and certain adjustments thereto, that were either due and payable or would have become due and payable prior to March 31, 2016, by converting all such indebtedness into shares of our Series B Preferred (which is described more completely below under the caption entitled Creation of Series B Preferred Stock in Note 8, Capital Stock). Significant changes in and conversions of our convertible promissory notes and other promissory notes since March 31, 2015 are described below.

10% Convertible Notes Issued in Connection with 2014 Unit Private Placement

As described more completely under the caption entitled 2014 Unit Private Placement in Note 8, Capital Stock, between April 1, 2015 and May 14, 2015, we issued to accredited investors in self-placed private placement transactions 10% convertible notes (the 2014 Unit Notes) in the aggregate face amount of $280,000. The 2014 Unit Notes issued in April and May 2015 represented a continuation of the 2014 Unit Private Placement pursuant to which we had issued in self-placed private placement transactions to accredited investors an aggregate of $3,113,500 principal amount of substantially similar notes between late-March 2014 and March 31, 2015. The 2014 Unit Notes matured between April 30, 2015 and May 15, 2015 (Maturity) and the outstanding principal of the 2014 Unit Notes and their related accrued interest (the Outstanding Balance) was convertible into shares of our common stock at a conversion price of $10.00 per share at or prior to Maturity, at the option of the accredited investor. In addition, upon our consummation of either (i) an equity or equity-based public financing registered with the SEC, or (ii) an equity or equity-based private placement, or series of private placements, not registered with the SEC, in either case resulting in gross cash proceeds to us of at least $10.0 million prior to Maturity (a Qualified Financing), the Outstanding Balance of the 2014 Unit Notes would automatically convert into securities substantially similar to those sold in the Qualified Financing, based on the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x 1.25 / (the per security price of the securities sold in the Qualified Financing).

We allocated the proceeds from the self-placed private placement of the units to the 2014 Unit Notes, the common stock and the warrants comprising the units based on the relative fair value of the individual securities in the unit on the date of the unit sale. Based on the short-duration of the 2014 Unit Notes and their other terms, we determined that the fair value of the 2014 Unit Notes at the date of issuance was equal to their face value. Accordingly, we recorded an initial discount attributable to each 2014 Unit Note for an amount representing the difference between the face value of the 2014 Unit Note and its allocated relative value. Additionally, the 2014 Unit Notes contained an embedded conversion feature having intrinsic value at the issuance date, which value we treated as an additional discount attributable to those 2014 Unit Notes, subject to limitations on the absolute amount of discount attributable to each 2014 Unit Note. We recorded a corresponding credit to additional paid-in capital, an equity account, attributable to the beneficial conversion feature. We amortized the discounts attributable to the 2014 Unit Notes issued in April and May 2015, an aggregate of $277,200, using the effective interest method over the respective term of each 2014 Unit Note. Because the discount on each of these 2014 Unit Notes represented 99% of its initial face value, and because we were required to amortize such discount over the period from issuance to maturity, which was no more than two months for these notes, the calculated effective interest rate is extremely high. Based on the amounts of their respective discounts and the term between issuance and maturity, the effective interest rates attributable to the 2014 Unit Notes issued in April and May 2015 are in excess of 10,000%.

Conversion of Senior Secured 10% Convertible Promissory Notes issued to Platinum into Series B Preferred

As described more completely in Note 8, Capital Stock, effective on May 12, 2015, we entered in to a broad strategic agreement with Platinum (Platinum Agreement) pursuant to which Platinum, among other things, converted all of the $4,489,300 outstanding balance (principal and accrued interest) of the Senior Secured Notes having maturity dates between October 2015 and July 2016 into 641,335 shares of our Series B Preferred. We determined that the conversion of the Senior Secured Notes into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the 10% in-kind dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversions of the Senior Secured Notes was equal to the market value of a share of our common stock on the conversion date. Based on the $10.00 per share fair value of the Series B Preferred at the date the Senior Secured Notes were converted, we issued Series B Preferred having an aggregate fair value of $6,413,300 to Platinum.  Accordingly, we recognized a non-cash loss on the extinguishment of debt of $1,924,000 in the quarter ended June 30, 2015, as reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

Conversion of 2014 Unit Notes into Series B Preferred

Pursuant to the Platinum Agreement, Platinum also converted the $1,345,700 outstanding balance of the 2014 Unit Notes originally issued by us to Platinum that had matured on March 31, 2015 (Platinum Unit Notes) into shares of our Series B Preferred. Platinum additionally agreed to acquire and convert into our Series B Preferred other 2014 Unit Notes that had matured on March 31, 2015 originally issued to other investors having an aggregate outstanding balance of $1,487,900 (Acquired Unit Notes). Further, effective May 20, 2015, the holders of other 2014 Unit Notes that had matured on March 31, 2015 or shortly thereafter having an aggregate outstanding balance of $1,831,200 (Investor Unit Notes) individually converted such notes into our Series B Preferred. Consequently, the aggregate outstanding balance totaling $4,664,800 of all 2014 Unit Notes, including those issued in April and May 2015, was converted into shares of our Series B Preferred. We determined that the Series B Preferred Unit Offering, as described in Note 8, Capital Stock, would be treated as a Qualified Financing applicable to the 2014 Unit Notes, entitling the 2014 Unit Note holders at the time of conversion to the 25% Qualified Financing conversion premium under the terms of the 2014 Unit Notes.  Accordingly, we issued in a self-placed private placement transaction an aggregate of 833,020 shares of our Series B Preferred and warrants to purchase an aggregate of 833,020 shares of our common stock upon the conversion of the outstanding balance of all 2014 Unit Notes, including an aggregate conversion premium of $1,166,200.

We determined that the conversion of the 2014 Unit Notes into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversion of the 2014 Unit Notes was equal to the market value of a share of our common stock on the conversion dates. Based on the $10.00 per share fair value of the Series B Preferred at the date the Platinum Unit Notes and Acquired Unit Notes were converted and the $8.00 per share fair value of the Series B Preferred at the date the Investor Unit Notes were converted, we issued in a self-placed private placement transaction Series B Preferred having an aggregate fair value of $7,676,200 upon the conversions. We valued the warrants issued in connection with the 2014 Unit Note conversions at an aggregate of $5,168,400 using the Black Scholes option pricing model and the following assumptions:

Assumption:	Platinum Unit Notes and Acquired Unit Notes	Investor Unit Notes
Market price per share at conversion date	$10.00	$8.00
Exercise price per share	$7.00	$7.00
Risk-free interest rate	1.58	1.57
Contractual term in years	5.00	5.00
Volatility	76.5%	75.7%
Dividend rate	0.0%	0.0%
Warrant shares	506,004	327,016

Fair Value per share	$6.89	$5.15

Nearly all of the 2014 Unit Notes contained a beneficial conversion feature at the time they were originally issued. We have accounted for the repurchase of the beneficial conversion feature at the time of the extinguishment and conversion, an aggregate of $2,237,100, as a reduction to the loss on extinguishment of debt in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss, with a corresponding reduction to additional paid-in capital. In aggregate, we recognized a non-cash loss on extinguishment of debt attributable to the conversion of the 2014 Unit Notes in the amount of $5,942,700 in the quarter ended June 30, 2015, as reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

Conversion of Promissory Note issued to University Health Network into Series B Preferred

On May 29, 2015, University Health Network (UHN) converted the entire $656,400 outstanding balance (principal and accrued interest) of our promissory note maturing on March 31, 2016 into 93,775 shares of our Series B Preferred. We determined that the conversion of the UHN note into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversion of the UHN note was equal to the market value of a share of our common stock on the conversion date. Based on the $10.00 per share fair value of the Series B Preferred at the date the UHN note was converted, we issued Series B Preferred having an aggregate fair value of $937,800 to UHN. After eliminating the remaining $27,500 of unamortized discount on the UHN note, we recognized a non-cash loss on the extinguishment of debt attributable to the conversion of the UHN Note of $308,900 in the quarter ended June 30, 2015, as reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

Conversion of Promissory Notes and Accounts Payable issued to Cato Holding Company (CHC) and Cato Research Ltd. (CRL) into Series B Preferred

On June 10, 2015, CHC, the parent company of CRL and a related party, converted the entire aggregate outstanding balance (principal and accrued interest) of $1,583,000 of our outstanding promissory notes issued to CHC and CRL and maturing on March 31, 2016 (together, the Cato Notes), plus an additional $171,300 of past due accounts payable to CRL and a strategic adjustment thereto (CRL Payables) into a total of 328,571 shares of our Series B Preferred. We determined that the conversion of the Cato Notes and the CRL Payables into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversion of the Cato Notes and CRL Payables was equal to the market value of a share of our common stock on the conversion date. Based on the $10.00 per share fair value of the Series B Preferred at the date the Cato Notes and CRL Payables were converted, we issued Series B Preferred having an aggregate fair value of $3,285,700 to CHC. As additional consideration for the conversion of the Cato Notes and the CRL Payables, we amended certain outstanding warrants held by CHC and CRL to purchase 12,500 and 60,691 restricted shares of our common stock, respectively, to reduce the exercise price thereof from $30.00 and $20.00 per share, respectively, to $7.00 per share. We calculated the fair value of the warrants immediately before and after the modifications and determined that the fair value of the warrants increased by $222,700. The warrants subject to the exercise price modifications were valued using the Black-Scholes Option Pricing Model and the following assumptions:

Assumption:	Pre- modification	Post- modification
Market price per share at modification date	$10.00	$10.00
Exercise price per share	$20.00 and $30.00	$7.00
Risk-free interest rate	0.87%	0.87%
Contractual term in years	2.31	2.31
Volatility	73.9%	73.9%
Dividend rate	0.0%	0.0%

Weighted Average Fair Value per share	$2.44 and $1.57	$5.33

After eliminating the remaining unamortized discount of $46,000 attributable to the Cato Notes, we recognized a non-cash loss on the extinguishment of debt attributable to the conversion of the Cato Notes and CRL Payables of $1,800,100 in the quarter ended June 30, 2015, as reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

Conversion of Promissory Note B issued to Morrison & Foerster into Series B Preferred

On June 12, 2015, Morrison & Foerster (M&F) converted the entire aggregate outstanding balance (principal and accrued interest) of $1,735,500 of our August 2012 promissory Note B maturing on March 31, 2016 (M&F Note B), plus an agreed strategic adjustment thereto into a total of 257,143 shares of our Series B Preferred. We determined that the conversion of M&F Note B into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversion of M&F Note B was equal to the market value of a share of our common stock on the conversion date. Based on the $10.00 per share fair value of the Series B Preferred at the date M&F Note B was converted, we issued Series B Preferred having an aggregate fair value of $2,571,400 to M&F. As additional consideration for the conversion of M&F Note B, we amended two outstanding warrants held by M&F to purchase an aggregate of 110,448 restricted shares of our common stock to reduce the exercise price of one of the warrants from $40.00 per share to $20.00 per share and to extend the term of both warrants from September 15, 2017 to September 15, 2019. We calculated the fair value of the warrants immediately before and after the modifications and determined that the fair value of the warrants increased by $244,200. The warrants subject to the exercise price and term modifications were valued using the Black-Scholes Option Pricing Model and the following assumptions:

Assumption:	Pre- modification	Post- modification
Market price per share at modification date	$10.00	$10.00
Exercise price per share	$20.00 and $40.00	$20.00
Risk-free interest rate	0.86%	1.57%
Contractual term in years	2.27	4.27
Volatility	73.8%	76.7%
Dividend rate	0.0%	0.0%

Weighted Average Fair Value per share	$2.39 and $1.04	$4.35

After eliminating the remaining unamortized discount of $225,500 attributable to M&F Note B, we recognized a non-cash loss on the extinguishment of debt attributable to the conversion of M&F Note B of $1,305,600 in the quarter ended June 30, 2015, as reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

In addition to its agreement to convert M&F Note B into Series B Preferred, M&F also agreed to withhold, through the later of (i) December 31, 2016 or (ii) our consummation of a registered public offering or a strategic transaction involving AV-101 in which, in either case, we received gross proceeds of at least $20.0 million, any and all action to collect amounts due under our August 2012 promissory Note A maturing on March 31, 2016 (M&F Note A) and all past due amounts owed by us to M&F in connection with professional services previously rendered by M&F (M&F Payables).

Conversion of Morrison & Foerster Note A and Morrison & Foerster Payables into Series B Preferred

In a transaction to which we were not a party, M&F sold M&F Note A, which, at the time of the sale, had an outstanding balance (principal and accrued interest) of $1,149,000, as well as the M&F Payables in the amount of $165,100, to two third-party accredited investors (the M&F Note A Investors). On August 10, 2015, the M&F Note A Investors converted M&F Note A and the M&F Payables into 192,628 shares of our Series B Preferred. We determined that the conversion of M&F Note A and the M&F Payables into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversion of the M&F Note A and M&F Payables was equal to the market value of a share of our common stock on the conversion date. Based on the $12.25 per share fair value of the Series B Preferred at the date M&F Note A and the M&F Payables were converted, we issued Series B Preferred having an aggregate fair value of $2,359,700 to the M&F Note A Investors. After eliminating the remaining unamortized discount of $122,400 attributable to M&F Note A, we recognized a non-cash loss on extinguishment of debt attributable to the conversion of M&F Note A and the M&F Payables of $1,168,000 in the quarter ended September 30, 2015, as reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

Conversion of Promissory Note issued to McCarthy Tetrault into Series B Preferred

On June 18, 2015, McCarthy Tetrault (McCarthy) converted the entire $379,600 outstanding balance (principal and accrued interest) of our past due promissory note issued in May 2011, plus an additional $2,100 of past due accounts payable (together, the McCarthy Note), into 59,230 shares of our Series B Preferred. We determined that the conversion of the McCarthy Note into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversion of the McCarthy Note was equal to the market value of a share of our common stock on the McCarthy Note conversion date. Based on the $14.00 per share fair value of the Series B Preferred at the date the McCarthy Note was converted, we issued Series B Preferred having an aggregate fair value of $829,200 to McCarthy. Accordingly, we recognized a non-cash loss on extinguishment of debt attributable to the conversion of the McCarthy Note of $447,500 in the quarter ended June 30, 2015 in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

Conversion of Promissory Note issued to Burr Pilger & Mayer into Series B Preferred

On June 24, 2015, Burr Pilger & Mayer (Burr) converted the entire $105,200 outstanding balance (principal and accrued interest) of our past due promissory note issued in May 2011, plus an additional $17,900 of past due accounts payable (together, the Burr Note), into 21,429 shares of our Series B Preferred. We determined that the conversion of the Burr Note into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversion of the Burr Note was equal to the market value of a share of our common stock on the note conversion date. Based on the $16.50 per share fair value of the Series B Preferred at the date the Burr Note was converted, we issued Series B Preferred having an aggregate fair value of $353,600 to Burr.  Accordiungly, we recognized a non-cash loss on the extinguishment of debt attributable to the conversion of the Burr Note of $230,500 in the quarter ended June 30, 2015, as reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

Conversion of Promissory Note and Accounts Payable Issued to Icahn School of Medicine at Mount Sinai into Series B Preferred

On June 26, 2015, Icahn School of Medicine at Mount Sinai (ISMMS) converted the entire $270,400 outstanding balance (principal and accrued interest) of our past due April 2014 promissory note into a total of 40,000 shares of our Series B Preferred. We determined that the conversion of the ISMMS note into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversion of the ISMMS note was equal to the market value of a share of our common stock on the conversion date. Based on the $16.00 per share fair value of the Series B Preferred at the date the note was converted, we issued Series B Preferred having an aggregate fair value of $640,000 to ISMMS. As additional consideration for the conversion of the ISMMS note, we amended an outstanding warrant held by ISMMS to purchase 15,000 restricted shares of our common stock to reduce the exercise price from $10.00 per share to $7.00 per share. We calculated the fair value of the warrant immediately before and after the modification and determined that the fair value of the warrant increased by $16,600. The warrant subject to the exercise price modification was valued using the Black-Scholes Option Pricing Model and the following assumptions:

Assumption:	Pre- modification	Post- modification
Market price per share at modification date	$16.00	$16.00
Exercise price per share	$10.00	$7.00
Risk-free interest rate	1.34%	1.34% %
Contractual term in years	3.76	3.76
Volatility	76.3%	76.3%
Dividend rate	0.0%	0.0%

Weighted Average Fair Value per share	$10.48	$11.60

We recognized a non-cash loss on extinguishment of debt attributable to the conversion of ISMMS note of $386,200 in the quarter ended June 30, 2015 in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

On July 13, 2015, ISMMS also converted accounts payable in the amount of $19,100 (ISMMS Payables) into an additional 3,000 shares of our Series B Preferred. We determined that the conversion of the ISMMS Payables into Series B Preferred should also be accounted for as an extinguishment of debt. Based on the $12.00 per share fair value of the Series B Preferred at the date the ISMMS Payables were converted, we issued Series B Preferred having an aggregate fair value of $36,000 to ISMMS.  Accordingly, we recognized a non-cash loss on the extinguishment of debt attributable to the conversion of the ISMMS Payables of $16,900 in the quarter ended September 30, 2015 in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

Conversion of Promissory Note issued to National Jewish Health into Series B Preferred

On June 29, 2015, National Jewish Health (NJH) converted the entire $115,000 outstanding balance (principal and accrued interest) of our past due promissory note into 17,857 shares of our Series B Preferred. We determined that the conversion of the NJH note into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversion of the NJH note was equal to the market value of a share of our common stock on the conversion date. Based on the $15.00 per share fair value of the Series B Preferred at the date the NJH note was converted, we issued Series B Preferred having an aggregate fair value of $267,900 to NJH.  Accordingly, we recognized a non-cash loss on the extinguishment of debt attributable to the conversion of the NJH note of $152,900 in the quarter ended June 30, 2015, as reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

Conversion of Promissory Note issued to Desjardins Securities into Series B Preferred

On July 2, 2015, Desjardins Securities (Desjardins) converted the entire $187,400 outstanding balance (principal and accrued interest) of our past due promissory note into 32,143 shares of our Series B Preferred. We determined that the conversion of the Desjardins note into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversion of the Desjardins note was equal to the market value of a share of our common stock on the conversion date. Based on the $14.00 per share fair value of the Series B Preferred at the date the Desjardins note was converted, we issued Series B Preferred having an aggregate fair value of $450,000 to Desjardins.  Accordingly, we recognized a non-cash loss on extinguishment of the debt attributable to the conversion of the Desjardins note of $262,600 in the quarter ended September 30, 2015 as reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

Conversion of Promissory Note and Accounts Payable issued to MicroConstants into Series B Preferred

On July 6, 2015, MicroConstants, Inc. (MicroConstants) converted the $22,000 outstanding balance (principal and accrued interest) of our past due promissory note and outstanding accounts payable in the amount of $70,400 into an aggregate of 17,857 shares of our Series B Preferred. We determined that the conversion of the MicroConstants note and accounts payables into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversion of the MicroConstants note and accounts payable was equal to the market value of a share of our common stock on the conversion date. Based on the $14.00 per share fair value of the Series B Preferred at the date the MicroConstants note and accounts payable were converted, we issued Series B Preferred having an aggregate fair value of $250,000. Accordingly, we recognized a non-cash loss on extinguishment of debt attributable to the conversion of the MicroConstants note and payables of $157,600 in the quarter ended September 30, 2015 as reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

Conversion of Accounts Payable to Professional Services Providers and Other Debt into Series B Preferred

During June and July 2015, two of our professional service providers and a former employee to whom we were contractually obligated for certain accrued compensation amounts converted an aggregate of $497,900 past due amounts for prior services (Service Provider Payables) into an aggregate of 80,929 shares of our Series B Preferred. We determined that the conversion of the Service Provider Payables balances into Series B Preferred should be accounted for as an extinguishment of debt. Considering the exchangeability of the Series B Preferred into our common stock, the dividend applicable to the Series B Preferred prior to such exchange and other factors, we also determined that the fair value of a share of Series B Preferred issued pursuant to the conversion of the Service Provider Payables was equal to the market value of a share of our common stock on the respective Service Provider Payable conversion dates. Based on the per share fair value of the Series B Preferred on the respective dates that each Service Provider Payable was converted, which ranged from $10.00 per share to $12.00 per share, we issued Series B Preferred having an aggregate fair value of $823,800 to the Service Providers.  Accordingly, we recognized an aggregate non-cash loss on the extinguishment of debt attributable to the conversion of the Service Provider Payables in the amounts of $281,800 and $44,100 in the quarters ended June 30, 2015 and September 30, 2015, respectively, as reflected in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss.

8.  Convertible Promissory Notes and Other Notes Payable

The following table summarizes the components of the Company’s convertible promissory notes and other notes payable:

	March 31, 2015			March 31, 2014
	Principal	Accrued		Principal	Accrued
	Balance	Interest	Total	Balance	Interest	Total
Senior Secured 10% Convertible Promissory Notes issued to Platinum:
Exchange Note issued on October 11, 2012	$1,272,600	$360,200	$1,632,800	$1,272,600	$203,400	$1,476,000
Investment Note issued on October 11, 2012	500,000	141,500	641,500	500,000	79,900	579,900
Investment Note issued on October 19, 2012	500,000	140,100	640,100	500,000	78,600	578,600
Investment Note issued on February 22, 2013	250,000	59,100	309,100	250,000	29,400	279,400
Investment Note issued on March 12, 2013	750,000	172,600	922,600	750,000	84,100	834,100
	3,272,600	873,500	4,146,100	3,272,600	475,400	3,748,000

Convertible promissory note issued on July 26, 2013	250,000	46,200	296,200	250,000	17,700	267,700
Total Senior notes	3,522,600	919,700	4,442,300	3,522,600	493,100	4,015,700

Aggregate note discount	-	-	-	(2,085,900)	-	(2,085,900)
Net Senior notes	3,522,600	919,700	4,442,300	1,436,700	493,100	1,929,800
less: current portion	(3,272,600)	(873,500)	(4,146,100)	-	-	-
Senior notes - non-current portion and discount	$250,000	$46,200	$296,200	$1,436,700	$493,100	$1,929,800

10% Convertible Promissory Notes (Unit Notes)
2013 Unit Notes, due 7/31/14	$-	$-	$-	$1,007,500	$35,700	$1,043,200
2014 Unit Notes, including amended notes, due 3/31/15	4,066,900	270,700	4,337,600	50,000	200	50,200
	4,066,900	270,700	4,337,600	1,057,500	35,900	1,093,400
Note discounts	(180,000)	-	(180,000)	(697,400)	-	(697,400)
Net convertible notes (all current)	$3,886,900	$270,700	$4,157,600	$360,100	$35,900	$396,000

Notes Payable to unrelated parties:
7.5% Notes payable to service providers for
accounts payable converted to notes payable:
Burr, Pilger, Mayer	$90,400	$13,100	$103,500	$90,400	$6,800	$97,200
Desjardins	156,300	24,100	180,400	178,600	14,100	192,700
McCarthy Tetrault	319,700	46,000	365,700	360,900	24,800	385,700
August 2012 Morrison & Foerster Note A	918,200	193,200	1,111,400	918,200	87,900	1,006,100
August 2012 Morrison & Foerster Note B (1)	1,379,400	333,100	1,712,500	1,379,400	195,200	1,574,600
University Health Network (1)	549,500	101,800	651,300	549,500	60,600	610,100
	3,413,500	711,300	4,124,800	3,477,000	389,400	3,866,400
Note discount	(474,500)	-	(474,500)	(848,100)	-	(848,100)
	2,939,000	711,300	3,650,300	2,628,900	389,400	3,018,300
less: current portion	(3,413,500)	(711,300)	(4,124,800)	(1,130,100)	(133,600)	(1,263,700)
non-current portion and discount	$(474,500)	$-	$(474,500)	$1,498,800	$255,800	$1,754,600

5.75% and 10.25% Notes payable to insurance
premium financing company (current)	$5,800	$-	$5,800	$4,900	$-	$4,900

10% Notes payable to vendors for accounts
payable converted to notes payable	$378,300	$51,500	$429,800	$119,400	$34,700	$154,100
less: current portion	(378,300)	(51,500)	(429,800)	(119,400)	(34,700)	(154,100)
non-current portion	$-	$-	$-	$-	$-	$-

7.0% Note payable (August 2012)	$58,800	$7,900	$66,700	$58,800	$3,800	$62,600
less: current portion	(23,200)	(7,900)	(31,100)	(15,800)	(3,800)	(19,600)
7.0% Notes payable - non-current portion	$35,600	$-	$35,600	$43,000	$-	$43,000

Total notes payable to unrelated parties	$3,856,400	$770,700	$4,627,100	$3,660,100	$427,900	$4,088,000
less: current portion	(3,820,800)	(770,700)	(4,591,500)	(1,270,200)	(172,100)	(1,442,300)
non-current portion	35,600	-	35,600	2,389,900	255,800	2,645,700
less: discount (current at March 31, 2015)	-	-	-	(848,100)	-	(848,100)
Net non-current portion	$35,600	$-	$35,600	$1,541,800	$255,800	$1,797,600

Notes payable to related parties:
October 2012 7.5% Note to Cato Holding Co.	$293,600	$55,900	$349,500	$293,600	$30,800	$324,400
October 2012 7.5% Note to Cato Research Ltd. (1)	1,009,000	204,800	1,213,800	1,009,000	117,300	1,126,300
	1,302,600	260,700	1,563,300	1,302,600	148,100	1,450,700
Note discount	(54,500)	-	(54,500)	(103,200)	-	(103,200)
Total notes payable to related parties	1,248,100	260,700	1,508,800	1,199,400	148,100	1,347,500
less: current portion	(1,248,100)	(260,700)	(1,508,800)	(259,600)	(30,800)	(290,400)
non-current portion and discount	$-	$-	$-	$939,800	$117,300	$1,057,100
____________
(1) Note and interest payable solely in restricted shares of the Company's common stock.

Significant changes in our convertible promissory notes and other promissory notes during the fiscal years ended March 31, 2015 and 2014 are described below:

10% Convertible Notes Issued in Connection with 2014 Unit Private Placement

As described more completely in the section entitled 2014 Unit Private Placement in Note 9, Capital Stock, between late March 2014 and March 31, 2015, we issued to accredited investors 10% convertible notes (the 2014Unit Notes) in the aggregate face amount of $3,113,500, including an aggregate face amount of $1,250,000 of such notes issued to Platinum and 2014 Unit Notes in the aggregate principal amount of $50,000 issued prior to March 31, 2014, in connection with our private placement offering of Units. (See Note 16, Subsequent Events, for information regarding additional notes issued in connection with the 2014 Unit Private Placement after March 31, 2015.) The 2014 Unit Notes mature on March 31, 2015 (Maturity) and the outstanding principal of the 2014 Unit Notes and their related accrued interest (the Outstanding Balance) is convertible into shares of our common stock at a conversion price of $10.00 per share at or prior to Maturity, at the option of the investor. In addition, upon our consummation of either (i) an equity or equity-based public financing registered with the SEC, or (ii) an equity or equity-based private placement, or series of private placements, not registered with the SEC, in either case resulting in gross cash proceeds to us of at least $10.0 million prior to Maturity (a Qualified Financing), the Outstanding Balance of the 2014 Unit Notes will automatically convert into securities substantially similar to those sold in the Qualified Financing, based on the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x 1.25 / (the per security price of the securities sold in the Qualified Financing). Under certain circumstances, the holders of the 2014 Unit Notes may request payment in cash in lieu of automatic conversion into the securities of the Qualified Financing. See Note 16, Subsequent Events, regarding the conversion of the Outstanding Balance of all of the 2014 Unit Notes pursuant to a private placement financing in May 2015.

We allocated the proceeds from the sale of the units to the 2014 Unit Notes, the common stock and the warrants comprising the units based on the relative fair value of the individual securities in the unit on the date of the unit sale. Based on the short-duration of the 2014 Unit Notes and their other terms, we determined that the fair value of the 2014 Unit Notes at the date of issuance was equal to their face value. Accordingly, we recorded an initial discount attributable to each 2014 Unit Note for an amount representing the difference between the face value of the 2014 Unit Note and its allocated relative value. Additionally, the 2014 Unit Notes contain an embedded conversion feature, most of which had an intrinsic value at the issuance date, which value we treated as an additional discount attributable to such 2014 Unit Notes, subject to limitations on the absolute amount of discount attributable to each 2014 Unit Note. We recorded a corresponding credit to additional paid-in capital, an equity account, attributable to the beneficial conversion feature. We amortize the aggregate discount attributable to the 2014 Unit Notes using the effective interest method over the respective term of each 2014 Unit Note. Because the discount on a 2014 Unit Note may be as great as 99% of its initial face value, and because we must amortize such discount over the period from issuance to maturity, which has generally been less than one year, or in the case of such notes issued after December 31, 2014, less than one calendar quarter, the calculated effective interest rate may be very high. Based on the amounts of their respective discounts and the term between issuance and maturity, the effective interest rates attributable to the 2014 Unit Notes range from approximately 38% to over 10,000%, with the weighted average effective interest rate in excess of 3,000%.  During November 2014, we repaid the $10,000 face amount of a 2014 Unit Note issued in October 2014.

Senior Secured Convertible Promissory Notes issued to Platinum

In July and August 2012, we issued to Platinum senior secured convertible promissory notes in the aggregate principal amount of $1,250,000. Each note accrued interest at the rate of 10% per annum and was due and payable on July 2, 2015.  The notes were each mandatorily convertible into securities that we might have issued in an equity, equity-based, or debt financing, or series of financings, subsequent to the issuance of the notes resulting in gross proceeds to us of at least $3,000,000, excluding any additional investment by Platinum.

On October 11, 2012, we entered into a Note Exchange and Purchase Agreement (NEPA Agreement) with Platinum in which the senior secured notes issued in July 2012 and August 2012 and the related accrued interest, were consolidated into and exchanged for a single senior secured convertible note in the amount of $1,272,577 (the Exchange Note) and Platinum agreed to purchase four additional 10% senior secured convertible promissory notes in the aggregate principal amount of $2.0 million (the Investment Notes), issuable over four separate $500,000 tranches between October 2012 and December 2012. The NEPA Agreement was subsequently amended as to timing of subsequent note purchases, but between October 2012 and March 2013, we issued and Platinum purchased an aggregate of $2.0 million of Investment Notes. We also entered into a Security Agreement with Platinum to secure repayment of all obligations due and payable under the terms of the Exchange Note and the Investment Notes.

The Exchange Note and each Investment Note (together, SeniorNotes) accrue interest at a rate of 10% per annum and, subject to certain limitations and exceptions set forth in the Senior Notes, unless voluntarily converted earlier by Platinum, will be due and payable in restricted shares of our common stock on October 11, 2015, or three years following the date of issuance, as determined by the terms of the Investment Notes. Subject to certain terms and conditions, at maturity, all principal and accrued interest under the Senior Notes will be repaid through our issuance of restricted shares of our common stock to Platinum.  Subject to certain potential adjustments set forth in the Senior Notes, the number of restricted shares of common stock issuable as payment in full for each of the Notes at maturity will be calculated by dividing the outstanding Senior Note balance plus accrued interest by $10.00 per share. Prior to maturity, the outstanding principal and any accrued interest on the Exchange Note and each of the Investment Notes is convertible, in whole or in part, at Platinum’s option into shares of our common stock at a conversion price of $10.00 per share, subject to certain adjustments. Refer to Note 16, Subsequent Events, for information regarding the conversion of the Senior Notes and accrued interest into shares of Series B Preferred stock during May 2015.

As additional consideration for the purchase of the Investment Notes, we issued to Platinum warrants to purchase an aggregate of 100,000 shares of our common stock, issuable in separate tranches together with each Investment Note.  We issued four warrants to Platinum between October 2012 and March 2013 (each an Investment Warrant) to purchase an aggregate of 100,000 shares of our restricted common stock. Additionally, we issued Platinum a warrant to purchase 63,629 shares of our common stock in connection with the issuance of the Exchange Note (Exchange Warrant). At issuance, the Exchange Warrant and each Investment Warrant had a term of five-years and an exercise price of $30.00 per share, subject to certain adjustments. Effective on May 24, 2013, we entered into an Amendment and Waiver agreement with Platinum pursuant to which we agreed to reduce the exercise price of the Exchange Warrant and the Investment Warrants from $30.00 per share to $10.00 per share in consideration for Platinum’s agreement to waive its rights for any increase in the number of shares of common stock issuable under the adjustment provisions of the Exchange Warrant and the Investment Warrants that would otherwise occur from certain issuances and prospective issuances of our securities, including issuances pursuant to the prospective Autilion Financing and other private placement transactions, at a price of less than $30.00 per share.

On July 26, 2013, we issued an additional senior secured convertible promissory note in the principal amount of $250,000 to Platinum (July 2013 Note). The July 2013 Note matures on July 26, 2016 and is otherwise in the same form as the earlier Investment Notes, bearing interest at 10% per annum and being payable in restricted shares of our common stock and convertible, in whole or in part, at Platinum’s option into shares of our restricted common stock at a conversion price of $10.00 per share, subject to certain adjustments. The conversion feature in the July 2013 Note constituted a beneficial conversion feature at the date of issuance. As additional consideration for the purchase of the July 2013 Note, we also issued to Platinum a five-year warrant to purchase 12,500 shares of our restricted common stock at an exercise price of $10.00 per share (July 2013 Warrant). The fair value of the July 2013 Warrant was estimated to be $11.74 per share, or $146,800, at its issuance date using a Monte Carlo simulation model and the following assumptions: market price of common stock: $15.00 per share; exercise price: $10.00 per share; risk-free interest rate: 1.36%; volatility: 96.9%; term: 5.0 years; and dividend rate 0.0%.  We recorded the fair value of the July 2013 Warrant at the date of issuance as a liability and as a corresponding discount to the July 2013 Note.

The conversion option embedded in the July 2013 Note resulted in a beneficial conversion feature having intrinsic value of $100,700 at issuance. We recorded the issuance-date intrinsic value of the beneficial conversion feature as an additional component of the discount attributable to the July 2013 Note.  The aggregate discount attributable to the July 2013 Note was $247,500, resulting in an issuance date carrying value of $2,500.  As with the Investment Notes, we amortize the aggregate discount attributable to each note using the effective interest method over the respective term of each note. Considering the amount of the discount and the term of the note, the effective interest rate of the July 2013 Note was determined to be 159%.

Subject to limited exceptions, the Exchange Warrant, each of the Investment Warrants and the July 2013 Warrant include certain exercise price reset and anti-dilution protection features in the event that we issue other securities during the five-year term of the warrants at a price less than $10.00 per share, as amended for the Exchange Warrant and the Investment Warrants.  As a result of these provisions, the Exchange Warrant, the Investment Warrants and the July 2013 Warrant do not meet the criteria set forth in ASC 815, Derivatives and Hedging, to be treated as equity instruments. Consequently, we initially recorded the Exchange Warrant, each of the Investment Warrants and the July 2013 Warrant as liabilities at their fair value and adjust them at the end of each reporting period. (See Note 4, Fair Value Measurements.)

Note Conversion and Warrant Amendment Agreement with Platinum

On July 18, 2014, we entered into an Amended and Restated Note Conversion Agreement and Warrant Amendment with Platinum  (Amendment), pursuant to which Platinum agreed to convert into our unregistered equity securities all Senior Secured Convertible Promissory Notes (Senior Notes) held by Platinum, including accrued but unpaid interest thereon (Outstanding Balance), in the aggregate amount of approximately $4.2 million at the date of the agreement, upon our consummation on or before August 31, 2014 (Closing Date), of either (i) a private equity financing resulting in aggregate gross proceeds of at least $36.0 million (Private Financing), or (ii) a public offering of our equity securities registered with the SEC resulting in gross proceeds of at least $10.0 million (Public Offering) (the Private Financing and Public Offering are referred to in this discussion as a Platinum Qualified Financing). In August and September 2014, we amended the Amendment to extend the Closing Date until October 31, 2014. Upon consummation of a Private Financing, the Senior Notes would have converted into that number of unregistered shares of our common stock equal to the Outstanding Balance on the Closing Date, divided by $10.00 per share. Upon consummation of a Public Offering, the Senior Notes would have converted into shares of a new class of Series B Convertible Preferred Stock (Series B Preferred) at the lower of $10.00 per share or the lowest per-share price in the Public Offering.

Additionally, pursuant to the terms and conditions of the Amendment, in the event we had consummated a Platinum Qualified Financing on or before the Closing Date, the exercise price of the Platinum Warrants we have issued to Platinum in connection with the Senior Notes, and warrants that we may still issue pursuant to the Note Exchange and Purchase Agreement between us and Platinum, dated October 11, 2012 (NEPA), if any, would have been fixed at the lower of $10.00 per share or the purchase price of common stock sold in the Platinum Qualified Financing. Finally, the anti-dilutive provisions contained in the Platinum Warrants, other than typical adjustments for stock splits, combinations and dividends, would have been terminated as of the Closing Date.

Through March 31, 2015, we did not request Platinum to extend the Closing Date of the Amendment or enter into any other agreement with Platinum regarding the conversion of the Senior Notes, fixing the exercise price of the Platinum Warrants or terminating the anti-dilution provisions of the Platinum Warrants. Refer to Note 16, Subsequent Events, regarding the conversion of the Senior Notes and accrued interest into shares of Series B Preferred stock and modifications made to the exercise price and anti-dilution provisions of the Platinum Warrants in May 2015.

At the execution of the Amendment, we determined that the Amendment resulted in a modification of the Senior Notes that should be accounted for as an extinguishment of debt. Considering, among other factors, the cash flows and conversion features of the Senior Notes as modified by the Amendment, market interest rates for debt of similar quality and the relative probabilities of conversion of the Senior Notes into either shares of our common stock or Series B Preferred upon consummation of a Qualified Financing, we determined that the fair values of the Senior Notes at July 18, 2014, aggregating $6,475,000, represented a substantial premium over their aggregate $4,138,700 face values plus accrued interest. In accordance with the provisions of ASC 470-20, Debt with Conversion and Other Options, we recognized the premium in excess of the face value and accrued interest, $2,336,300, as a non-cash component of loss on extinguishment of debt in the accompanying Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income with a credit to additional paid-in capital, an equity account. Consequently, we recorded the liability for the Senior Notes at their face values plus accrued interest. We recognized the difference between the pre-modification carrying values of the notes and their face values, an aggregate of $1,983,700, as an additional non-cash charge to loss on extinguishment of debt in the accompanying Condensed Consolidated Statement of Operations and Comprehensive (Loss) Income. Certain of the Senior Notes contained a beneficial conversion feature at the time they were originally issued. We have accounted for the repurchase of the beneficial conversion feature at the time of the modification, an aggregate of $2,716,600, as a reduction to the loss on extinguishment of debt in the accompanying Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income, with a corresponding reduction to additional paid-in capital. The net amount of the loss on extinguishment of debt related to the amendment of the Senior Notes recognized in the accompanying Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income for the nine months ended December 31, 2014 is $1,603,400.

At the date of its issuance, we recorded the fair value of the Exchange Warrant as a liability and as a corresponding charge to loss on early extinguishment of debt.  We recorded the fair value of each Investment Warrant and the July 2013 Warrant at the date of issuance as a liability and as a corresponding discount to the related note.  Subject to limitations of the absolute amount of discount attributable to each Investment Note and the July 2013 Note, we treated the issuance-date intrinsic value of the beneficial conversion feature embedded in each Investment Note and the July 2013 Note as an additional component of the discount attributable to such note and recorded a corresponding discount attributable to the beneficial conversion feature for each note.  Prior to the Amendment, at which time the remaining unamortized discount was written off in our determination of the loss on extinguishment of debt, we had amortized the aggregate discount attributable to each of the Investment Notes and the July 2013 Note using the effective interest method over the respective term of each note.  The effective interest rate of the Exchange Note was 10.0% at inception and the effective interest rate at inception for each of the Investment Notes and the July 2013 Note was 159.1% .

We re-measure the fair value of the Exchange Warrant, the Investment Warrants and the July 2013 Warrant (collectively, the Platinum Warrants) at each quarterly reporting period. As of March 31, 2015 and 2014, we measured the fair value of such warrants at an aggregate of $810,100 and $915,300, respectively. The aggregate decrease in fair value between March 31, 2014 and March 31, 2015 of $105,200 and the aggregate decrease in fair value between March 31, 2013 and March 31, 2014 of $1,219,500 is reflected in the Change in Warrant Liability in the accompanying Consolidated Statement of Operations and Comprehensive Income for the years ended March 31, 2015 and 2014, respectively.

10% Convertible Notes Issued in Connection with 2013 Unit Private Placement

As described more completely in the section entitled 2013 Unit Private Placement in Note 9, Capital Stock, between August 2013 and March 2014, we issued to accredited investors 10% convertible promissory notes (the “2013Unit Notes”) in an aggregate face amount of $1,007,500 in connection with our private placement of Units. The maturity date of the 2013 Unit Notes was July 30, 2014 and each 2013 Unit Note and its related accrued interest was convertible into shares of our common stock at a fixed conversion price of $10.00 per share at or prior to maturity, at the option of the accredited investor.

We allocated the proceeds from the sale of the units to the 2013 Unit Notes, the common stock and the warrants comprising the Units based on the relative fair value of the individual securities in each Unit on the dates of the Unit sales. Based on the short-duration of the 2013 Unit Notes and their other terms, we determined that the fair value of the 2013 Unit Notes at the date of issuance was equal to their face value. Accordingly, we recorded an initial discount attributable to each 2013 Unit Note for an amount representing the difference between the face value of the 2013 Unit Note and its relative value. Additionally, the 2013 Unit Notes contain an embedded conversion feature, certain of which had an intrinsic value at the issuance date, which value we treated as an additional discount attributable to such 2013 Unit Notes, subject to limitations on the absolute amount of discount attributable to each 2013 Unit Note. We recorded a corresponding credit to additional paid-in capital, an equity account in the Consolidated Balance Sheet, attributable to the beneficial conversion feature. We amortized the aggregate discount attributable to each of the 2013 Unit Notes using the effective interest method over the respective term of each 2013 Unit Note.  Based on their respective discounts, the weighted average effective interest rate attributable to the 2013 Unit Notes at issuance was 464.1%.

Amendment of 2013 Unit Notes and Warrants

Effective May 31, 2014, we entered into note and warrant amendment agreements with substantially all holders of our 2013 Unit Notes and 2013 Unit Warrants, each of whom agreed to (i) modify certain terms of their 2013 Unit Note to conform to the corresponding terms of the 2014 Unit Notes, including an extension of the maturity date of their 2013 Unit Note from July 30, 2014 to March 31, 2015, as well as adoption of the automatic conversion and 25% conversion premium features related to consummation of a Qualified Financing, as described previously (Amended 2013 Unit Notes), and (ii) modify certain terms of their 2013 Unit Warrants, including the exercise price and expiration date, to conform to the corresponding terms of the 2014 Unit Warrants (Amended 2013 Unit Warrants). Holders of 2013 Unit Notes having an aggregate initial face amount of $895,000 agreed to such amendments. The maturity date of 2013 Unit Notes payable to holders who did not agree to amend their 2013 Unit Note and 2013 Unit Warrant remained July 30, 2014 and the $20.00 per share exercise price and July 30, 2016 expiration date of the 2013 Unit Warrants held by such holders remains unchanged. Between April 1, 2014 and August 15, 2014, we repaid 2013 Unit Notes having an initial face value of $ 112,500 and since the later date, no un-amended 2013 Unit Notes remain outstanding.

We determined that the modification of the 2013 Unit Notes and the 2013 Unit Warrants should be accounted for as an extinguishment of debt. Considering the cash flows and the non-contingent and contingent beneficial conversion features of the Amended 2013 Notes and other factors, including market interest rates for unsecured debt of similar quality and the probability of their conversion to securities in a Qualified Financing, we determined that the fair values of the Amended 2013 Unit Notes, aggregating $1,394,000, represented a substantial premium over their aggregate $943,400 face values. In accordance with the provisions of ASC 470-20, Debt with Conversion and Other Options, we recognized the premium in excess of the face value, $450,600, as a credit to additional paid-in capital, an equity account. Consequently, we recorded the liability for the Amended 2013 Unit Notes at their face values. We recognized the difference between the pre-modification carrying values of the notes and their fair values, an aggregate of $867,500, as a non-cash charge to loss on extinguishment of debt in the accompanying Condensed Consolidated Statement of Operations and Comprehensive Loss. As described in greater detail in Note 9, Capital Stock, we determined the incremental fair value of the Amended 2013 Unit Warrants, which are treated as equity instruments, to be $272,900. We recognized this incremental fair value as an additional component of loss on extinguishment of debt in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss and as a credit to additional paid-in capital.  Certain of the 2013 Unit Notes contained a beneficial conversion feature when they were originally issued. We have accounted for the repurchase of the beneficial conversion feature at the time of the modification, an aggregate of $614,200, as a reduction to the loss on extinguishment of debt in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss, with a corresponding reduction to additional paid-in capital. The net amount of the loss on extinguishment of debt related to the Amended 2013 Unit Notes and Amended 2013 Unit Warrants recognized in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss is $526,200. Since the Amended 2013 Unit Notes have the same features and maturity as the 2014 Unit Notes, the two sets of notes are aggregated in the summary table above.

Issuance of Securities in Satisfaction of Technology License and Maintenance Fees and Patent Expenses

In April 2014, we entered into an agreement with Icahn School of Medicine at Mount Sinai (Icahn School), one of our long-term stem cell technology licensors, pursuant to which we issued (i) a 10% promissory note in the face amount of $300,000 due on the earlier of December 31, 2014, or the completion of a qualified financing, as defined, (ii) 15,000 restricted shares of our common stock and (iii) a warrant exercisable through March 31, 2019 to purchase 15,000 restricted shares of our common stock at an exercise price of $10.00 per share to Icahn School in satisfaction of $288,400 of stem cell technology license maintenance fees and reimbursable patent prosecution costs (the Agreement). Based on the short-duration of the note, its interest rate and other terms, we determined that the fair value of the note at the date of issuance was equal to its face value. We determined the fair value of stock to be $141,000, based on the $9.40 per share quoted market price of our common stock on the date of the agreement. We calculated the fair value of the warrant to be $5.95 per share, or $89,200, using the Black Scholes Option Pricing Model and the following assumptions: market price per share: $9.40; exercise price per share: $10.00; risk-free interest rate: 1.59%; contractual term: 5.0 years; volatility: 80.3%; expected dividend rate: 0%.  We recognized a loss on extinguishment of debt in the amount of $241,800 related to this settlement in the accompanying Statement of Operations and Comprehensive Loss. Under the terms of the Agreement, an additional $35,800 of license maintenance fees and reimbursable patent prosecution costs was added to the principal amount of the promissory note through December 31, 2014. We made a payment of $10,000 on the note in January 2015 and it remained outstanding at March 31, 2015.

Notes Payable to Morrison & Foerster

On May 5, 2011, we amended a previously outstanding note (the Original Note) issued to Morrison & Foerster LLP (Morrison & Foerster), then our general corporate and intellectual property counsel, in payment of legal services (the Amended Note).  Under the terms of Amended Note, the principal balance of the Original Note was increased to $2,200,000, interest accrued at the rate of 7.5% per annum, and we were required to make certain payments to Morrison & Foerster.

On August 31, 2012, we restructured the Amended Note (the Restructuring Agreement).  Pursuant to the Restructuring Agreement, we issued to Morrison & Foerster two new unsecured promissory notes to replace the Amended Note, one in the principal amount of $1,000,000 (Replacement Note A) and the other in the principal amount of $1,379,400 (Replacement Note B) (together, the Replacement Notes); amended an outstanding warrant to purchase restricted shares of our common stock (the Amended M&F Warrant); and issued a new warrant exercisable at $20.00 per share through September 15, 2017 to purchase restricted shares of our common stock (the New M&F Warrant).  Under the terms of the Restructuring Agreement, the Amended Note was cancelled and all of our past due payment obligations under the Amended Note were satisfied.  Pursuant to the terms of the Amended Note, we made a payment of $155,000 to Morrison & Foerster on August 31, 2012 and issued the Replacement Notes, each dated as of August 31, 2012.  Both Replacement Notes accrue interest at the rate of 7.5% per annum and are due and payable on March 31, 2016.  Replacement Note A required monthly payments of $15,000 per month through March 31, 2013, and requires $25,000 per month thereafter until maturity.  Between May 2013 and March 31, 2015, we have made no payments on Replacement Note A. In accordance with the terms of the Replacement Notes, the applicable penalty interest rate of 10.0% per annum has become effective and we have accrued interest on the Replacement Notes at that rate since May 2013. Payment of the principal and interest on Replacement Note B will be made solely in restricted shares of our common stock pursuant to Morrison & Foerster’s cancellation from time to time of all or a portion of the principal and interest balance due on Replacement Note B in connection with its concurrent exercise of the New M&F Warrant, at an exercise price of $20.00 per share; provided, however, that Morrison & Foerster shall have the option to require payment of Replacement Note B in cash upon the occurrence of a change in control of the Company or an event of default, and only in such circumstances. As indicated in Note 16, Subsequent Events, in May 2015, Replacement Note B in the aggregate amount (principal and accrued but unpaid interest) of approximately $1.8 million was converted into 257,143 shares of our newly created Series B Preferred, eliminating approximately $1.8 million of our indebtedness.  Additionally, Morrison & Foerster agreed to standstill and forbear until December 31, 2016 with respect to further payment requirements on Replacement Note A and accounts payable outstanding at the time of the agreement.

The New M&F Warrant is exercisable for the number of restricted shares of our common stock equal to the principal and accrued interest due under the terms of Replacement Note B divided by the warrant exercise price of $20.00 per share.  At the August 31, 2012 date of grant, the New M&F Warrant was exercisable to purchase 68,969 restricted shares of our common stock.  The New M&F Warrant effectively permits exercise only by the cancellation in whole or in part of our indebtedness under either of the Replacement Notes. Through March 31, 2015, we have adjusted the New M&F Warrant to increase the number of restricted shares available for purchase by 16,658 shares, based on interest accrued on Replacement Note B through that date. We have recorded the fair value of the additional warrant shares as a charge to interest expense and a corresponding credit to additional paid-in capital.

Note Payable to Cato Research Ltd.

On October 10, 2012, we issued to Cato Research Ltd (CRL)  a contract research and development partner and a related party: (i) an unsecured promissory note in the initial principal amount of $1,009,000, which is payable solely in restricted shares of our common stock and which accrues interest at the rate of 7.5% per annum, compounded monthly (the CRL Note), as payment in full for all contract research and development services and regulatory advice (CRO Services) rendered by CRL to us and our affiliates through December 31, 2012 with respect to the non-clinical and clinical development of AV-101, and (ii) a five-year warrant to purchase, at a price of $20.00 per share, 50,450 restricted shares of our common stock, the amount equal to the sum of the principal amount of the CRL Note, plus all accrued interest thereon, divided by $20.00 per share (the CRL Warrant).  The CRL Note is due and payable on March 31, 2016 and is payable solely by CRL's cancellation from time to time of all or a portion of the principal and interest balance due on the CRL Note in connection with its concurrent exercise of the CRL Warrant, provided, however, that CRL will have the option to require payment of the CRL Note in cash upon the occurrence of a change in control of the Company or an event of default, and only in such circumstances. Through March 31, 2015, we have adjusted the CRL Warrant to increase the number of restricted shares available for purchase by 10,241 shares, based on interest accrued on the CRL Note through that date. We have recorded the fair value of the additional shares as a charge to interest expense and a corresponding credit to additional paid-in capital.

As disclosed in Note 16, Subsequent Events, in May 2015, the CRL Note and certain accounts payable to CRL for CRO Services related to AV-101 in the aggregate amount (principal and accrued but unpaid interest, plus certain strategic adjustments) of approximately $1.9 million were converted into 278,006 shares of our Series B Preferred, eliminating approximately $1.9 million of our indebtedness.

Note Payable to Cato Holding Company

On October 10, 2012, we exchanged a previously outstanding note issued to Cato Holding Company (CHC) for a new unsecured promissory note in the principal amount of $310,400 (the 2012 CHC Note) and a five-year warrant to purchase 12,500 restricted shares of the Company’s common stock at a price of $30.00 per share (the CHC Warrant).  The 2012 CHC Note accrues interest at a rate of 7.5% per annum and is due and payable in monthly installments of $10,000, beginning November 1, 2012 and continuing until the outstanding balance is paid in full.  Between December 2012 and March 31, 2015, we have made no payments on the 2012 CHC Note.

As disclosed in Note 16, Subsequent Events, in May 2015, the 2012 CHC Note in the aggregate amount (principal and accrued but unpaid interest) of approximately $354,000 was converted into 50,565 shares of our Series B Preferred, eliminating approximately $354,000 of our indebtedness.

Note Payable to University Health Network

On October 10, 2012, we issued to the University Health Network (UHN): (i) an unsecured promissory note in the principal amount of $549,500, which is payable solely in restricted shares of our common stock and which accrues interest at the rate of 7.5% per annum, as payment in full for all sponsored stem cell research and development activities by UHN and Gordon Keller, Ph.D. under the SCRA through September 30, 2012 (the UHN Note), and (ii) a five-year warrant to purchase, at a price of $20.00 per share, 27,475 restricted shares of our common stock, the amount equal to the sum of the principal amount of the UHN Note, plus all accrued interest thereon, divided by $20.00 per share (the UHN Warrant). The UHN Note is due and payable on March 31, 2016 and is payable solely by UHN's cancellation from time to time of all or a portion of the principal and interest balance due on the UHN Note in connection with its concurrent exercise of the UHN Warrant, provided, however, that UHN will have the option to require payment of the UHN Note in cash upon the occurrence of a change in control of the Company or an event of default, and only in such circumstances. Through March 31, 2015, we have adjusted the UHN Warrant to increase the number of restricted shares available for purchase by 5,095 shares, based on interest accrued on the UHN Note through that date. We have recorded the fair value of the additional shares as a charge to interest expense and a corresponding credit to additional paid-in capital.

As disclosed in Note 16, Subsequent Events, in May 2015, the UHN Note in the aggregate amount (principal and accrued but unpaid interest) of approximately $656,400 was converted into 93,775 shares of our Series B Preferred, eliminating approximately $656,400 of our indebtedness.

Notes Payable for Cancellation of Amounts Payable for Services and Royalties

On February 25, 2011, we issued to Burr, Pilger, and Mayer, LLC (BPM) an unsecured promissory note in the principal amount of $98,674 for amounts payable in connection with valuation services provided to us by BPM.  The BPM note bears interest at the rate of 7.5% per annum and has payment terms of $1,000 per month, beginning March 1, 2011 and continuing until all principal and interest is paid in full.  In addition, a payment of $25,000 shall be due upon the sale of the Company or upon our completing a financing transaction of at least $5.0 million during any three-month period, with the payment increasing to $50,000 (or the amount then owed under the note, if less) upon the Company completing a financing of over $10.0 million.  We made no payments on the BPM note during the fiscal year ended March 31, 2015.

On April 29, 2011, we issued to Desjardins Securities, Inc. (Desjardins) an unsecured promissory note in the principal amount of CDN $236,000 for amounts payable for legal fees incurred by Desjardins in connection with investment banking services provided to us by Desjardins.  The Desjardins note bears interest at 7.5% and was due, along with all accrued but unpaid interest on the earliest of (i) June 30, 2014, (ii) the consummation of a Change of Control, as defined in the Desjardins note, and (iii) any failure to pay principal or interest when due.  We were required to make payments of CDN $4,000 per month beginning May 31, 2011, increasing to CDN $6,000 per month beginning on January 31, 2012. Beginning on January 1, 2012, we are also required to make payments equal to one-half of one percent (0.5%) of the net proceeds of all private or public equity financings closed during the term of the note. The note payable to Desjardins was due on June 30, 2014.  We made no payments on the Desjardins note during the fiscal year ended March 31, 2015.

On May 5, 2011, we issued to McCarthy Tetrault LLP (McCarthy) an unsecured promissory note in the principal amount of CDN $502,797 for amounts payable in connection with Canadian legal services provided to us.  The McCarthy note bears interest at 7.5% and was due, along with all accrued but unpaid interest on the earliest of (i) June 30, 2014, (ii) the consummation of a Change of Control, as defined in the McCarthy note, and (iii) any failure to pay principal or interest when due.  We were required to make payments of CDN $10,000 per month beginning May 31, 2011, which payment amounts increased to CDN $15,000 per month on January 31, 2012. Beginning on January 1, 2012, we are also required to make payments equal to one percent (1%) of the net proceeds of all private or public equity financings closed during the term of the note.  The note payable to McCarthy was due on June 14, 2014.  On June 11, 2014, we and McCarthy agreed to extend the maturity date of the McCarthy note from June 14, 2014 to the earlier of (i) September 30, 2014, (ii) consummation of a financing in which we  received gross cash proceeds of at least $15.0 million, or (iii) consummation of a change of control of the Company, as defined in the McCarthy note.  McCarthy also agreed to forbear with respect to the requirement that we make monthly payments on the note from the date of the agreement until maturity and granted us a waiver with respect to previously missed monthly payments.  We made no payments on the McCarthy note during the fiscal year ended March 31, 2015.  As disclosed in Note 16, Subsequent Events, in May 2015, the McCarthy note in the aggregate amount (principal and accrued but unpaid interest) of approximately $414,600 was converted into 59.230 shares of our Series B Preferred, eliminating approximately $414,600 of our indebtedness.

On August 30, 2012, we issued a promissory note in the principal amount of $60,000 and 750 restricted shares of our common stock valued at a market price of $18.80 per share to Progressive Medical Research in settlement of past due obligations for clinical research services in the amount of $79,900. Under the terms of the settlement, we also agreed to make monthly cash payments of $5,000 in August 2012 through December 2012. The promissory note bears interest at 7% per annum and requires payments of $1,000 per month beginning January 15, 2013 until all principal and interest is paid in full.  The note requires payment in full upon the sale of all or substantially all of our assets or upon our completion of a financing transaction, or series of transactions, resulting in gross proceeds to us of at least $4.0 million in any three-month period, excluding proceeds from stock option or warrant exercises. We made no payments on this note during the fiscal year ended March 31, 2015.

On October 12, 2009, VistaGen California issued a promissory note payable to the Regents of the University of California (“UC”) with a principal balance of $90,000 in exchange for the cancellation of certain amounts payable under a research collaboration agreement (the UC Note 1)..  On February 25, 2010, VistaGen California issued a promissory note payable to UC having a principal balance of $170,000 in exchange for the cancellation of the remaining $60,000 principal balance of UC Note 1 and certain amounts payable under a research collaboration agreement (UC Note 2). UC Note 2 was payable in monthly principal installments of $15,000 through May 31, 2010, with the remaining $125,000 plus all accrued and unpaid interest due on or before June 30, 2010. Between June 2010 and December 2010, VistaGen California amended UC Note 2 multiple times, ultimately resulting in a decrease in the monthly payment amount to $5,000, with payments continuing until the outstanding balance of principal and interest is paid in full.  We made no payments on UC Note 2 during the fiscal year ended March 31, 2015.

On March 1, 2010, VistaGen California issued a 10% promissory note with a principal balance of $75,000 to National Jewish Health in exchange for the cancellation of certain amounts payable for accrued royalties.  The principal balance plus all accrued and unpaid interest was initially due on or before December 31, 2010 (March 2010 Note). On December 28, 2010, VistaGen California amended the March 2010 Note and extended its maturity date to the first to occur of April 30, 2011 or 30 days following the closing of a financing with gross proceeds of $5,000,000 or more. We made no payments on this note during the fiscal year ended March 31, 2015.

On August 13, 2010, VistaGen California issued a 10% promissory note with a principal balance of $41,000 to MicroConstants, Inc. in exchange for the cancellation of certain amounts payable for services rendered.  Under the terms of this note, VistaGen California is to make payments of $1,000 per month with any unpaid principal or accrued interest due and payable upon the first to occur of (i) August 1, 2013, (ii) the issuance and sale of equity securities whereby the Company raises at least $5,000,000 or (iii) the sale or acquisition of all or substantially all of our stock or assets.  We made no payments on this note during the fiscal year ended March 31, 2015.